6. Members' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Members Capital
Members' Capital
Class	2012	2011
A Common Units	$1,902	$–
A Units	–	451
B Units	–	1,378
Voting Member	–	1
Members’ Capital	$1,902	$1,830